CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended		27 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (39,700)	$ (4,804)	$ 0
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	32,799	1,879	0
Amortization of intangible lease assets	7,901	244	0
Amortization of deferred costs	2,031	200	0
Amortization of above-market lease asset	116	0	0
Loss on held for sale properties	(600)	(815)	0
Share-based compensation	1,224	225	0
Changes in assets and liabilities:
Prepaid expenses and other assets	(4,932)	(546)	0
Accounts payable and accrued expenses	8,122	843	0
Deferred rent and other liabilities	3,449	887	0
Net cash provided by (used in) operating activities	11,610	(257)	0
Cash flows from investing activities:
Investments in real estate and other assets	(1,582,758)	(89,981)	0
Capital expenditures	(54)	0	0
Proceeds from sale of property held for sale	553	0	0
Payments Of Deposits and Prepaid Acquisition And Transaction Related Costs	(500)	0	0
Purchase of investment securities	(41,747)	0	0
Net cash used in investing activities	(1,624,506)	(89,981)	0
Cash flows from financing activities:
Proceeds from mortgage notes payable	229,798	21,470	0
Proceeds from senior secured revolving credit facility	82,319	2,066	0
Payments on senior secured revolving credit facility	(122)	(11,159)	0
Payments of deferred financing costs	(13,974)	(3,108)	0
Common stock repurchases	(1,534)	0	0
Proceeds from issuances of preferred shares	9,000	0	0
Proceeds from issuances of common stock	1,658,776	122,993	0
Payments of offering costs and fees related to stock issuances	(182,226)	(20,884)	0
Contributions from affiliate	0	2	0
Contributions from non-controlling interest holders	7,375	0	0
Distributions to non-controlling interest holders	(663)	(68)	0
Distributions paid	(37,223)	(1,743)	0
Advances from affiliates, net	20	0	0
Restricted cash	(1,108)	0
Net cash provided by financing activities	1,750,438	109,569	0
Net change in cash and cash equivalents	137,542	19,331	0
Cash and cash equivalents, beginning of period	19,331	0	0
Cash and cash equivalents, end of period	156,873	19,331	156,873
Supplemental Disclosures:
Cash paid for interest	8,983	622	0
Cash paid for income taxes	129	0	0
OP units issued to acquire real estate investment	6,352	0	0
Common stock issued through distribution reinvestment plan	26,784	271	0
Initial proceeds from senior secured revolving credit facility used to pay down mortgages assumed in Formation Transactions	0	51,500	0
Mortgage note payable contributed in Formation Transactions	0	13,850	0
Reclassification of deferred offering costs	$ 0	$ 0	$ 681